Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Statements Line Items
Summary of Significant Accounting Policies [Text Block]
4.	Summary of Significant Accounting Policies

The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements.

	a)	Cash and cash equivalents

Cash and cash equivalents include cash on hand with financial institutions and other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and subject to an insignificant risk of change in value.

	b)	Guaranteed investment certificates

Cash deposits with original maturities greater than three months, and are not redeemable before maturity, are recorded in guaranteed investment certificates.

c)	Equipment

Recognition and Measurement

On initial recognition, equipment is valued at cost, being the purchase price and directly attributable cost of acquisition or construction required to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company, including appropriate borrowing costs and the estimated present value of any future unavoidable costs of dismantling and removing items. The corresponding liability is recognized within provisions.

Equipment is subsequently measured at cost less accumulated depreciation, less any accumulated impairment losses.

When parts of an item of equipment have different useful lives, they are accounted for as separate items (major components) of equipment.

Gains and Losses

Gains and losses on disposal of an item of equipment are determined by comparing the proceeds from disposal with the carrying amount, and are recognized net within other income in profit or loss.

Depreciation

Depreciation and amortization rates applicable to each category of equipment on a declining basis are as follows:

Furniture and equipment	20%
Computer equipment	30%

Depreciation methods, useful lives and residual values are reviewed at each financial year-end and adjusted if appropriate.

d)	Impairment of Non-Financial Assets

Other non-financial assets are subject to impairment tests whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Where the carrying value of an asset exceeds its recoverable amounts, which is the higher of value in use and fair value less costs to sell, the asset is written down accordingly.

Where it is not possible to estimate the recoverable amount of an individual asset, the impairment test is carried out on the asset’s cash-generating unit, which is the lowest group of assets in which the asset belongs for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets. The Company has one cash-generating unit for which impairment testing is assessed.

An impairment loss is charged to the profit or loss, except to the extent it reverses gains previously recognized in other comprehensive loss/income.

e)	Revenue

IFRS 15 Revenue with customers replaces IAS 18 Revenue and IAS 11 Construction contracts, and contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much and when revenue is recognized. New estimates and judgemental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. IFRS 15 is effective for annual periods beginning on or after January 1, 2018.

IFRS 15 applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. In accordance with IFRS 15, the Company recognizes revenue when the Company’s customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expect to receives in exchange for those goods or services.

The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration that it is entitled to in exchange for the goods and services transferred to the customer. At contract inception, the Company assesses the goods or services promised within each contract that falls under the scope of IFRS 15, to identify distinct performance obligations. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when or as the performance obligation is satisfied. For collaborative arrangements that fall within the scope of IFRS 15, the Company applies the revenue recognition model to part or all of the arrangement, when deemed appropriate.

In 2018, the Company entered into a license and collaboration agreement that falls within the scope of IFRS 15. Promised deliverables within this agreement may include grants of licenses, or options to obtain licenses, to our intellectual property, and participation on joint research and/or development committees. The terms of these agreements typically include one or more of the following types of payments to the Company:

Licenses of intellectual property including platform technology access: If the license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable, upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license. For licenses that are not distinct from other promises, the Company utilizes judgment to assess the nature of the combined performance obligation to determine whether the combined performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, upfront fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the related revenue recognition accordingly.

Milestone payments: At the inception of each arrangement that includes research, development or regulatory milestone payments, the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each subsequent reporting period, the Company re-evaluates the probability of achievement of such development milestones and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect license, collaboration and other revenues and earnings in the period of adjustment. The process of successfully achieving the criteria for the milestone payments is highly uncertain. Consequently, there is a significant risk that the Company may not earn all of the milestone payments from each of its strategic partners.

Research and development milestones in the Company’s collaboration agreements may include some, but not necessarily all, of the following types of events:

•	initiation of Phase 2 clinical trials; and

•	achievement of certain other technical, scientific or development criteria.

Regulatory milestone payments may include the following types of events:

•	filing of regulatory applications for marketing approval in the Licensed Territories; and

•	marketing approval in major markets in the Licensed Territories.

Royalties and commercial milestones: For arrangements that include sales-based royalties, including commercial milestone payments based on pre-specified level of sales, the Company recognizes revenue at the later of: i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied). Achievement of these royalties and commercial milestones may solely depend upon performance of the licensee. Since inception to date, the Company has not recognized any royalty revenue or commercial milestone from any of its out- licensing arrangements.

If the expectation at contract inception is such that the period between payment by the licensee and the completion of related performance obligations will be one year or less, the Company assumes that the contract does not have a significant financing component.

f)	Basic and Diluted Loss per Share

Basic loss per share is calculated by dividing the net loss by the weighted average number of common shares outstanding for the relevant period.

Diluted earnings/loss per common share is computed by dividing the net income or loss applicable to common shares by the sum of the weighted average number of common shares issued and outstanding and all additional common shares that would have been outstanding, if potentially dilutive instruments were converted.

The number of shares potentially issuable at December 31, 2018 that were not included in the computation of loss per share totaled 5,873,183 (2017: 14,148,898 ; 2016: 12,310,910 ) consisting of 2,080,000 (2017: 1,400,000 ; 2016: 1,417,000) outstanding stock options; 3,793,183 (2017: 12,748,898 ; 2016: 10,848,439) warrants; and nil (2017: nil ; 2016: 45,471) agents’ options (Note 9(i)).

g)	Income Taxes

Income tax expense is comprised of current and deferred tax. Current and deferred tax are recognized in net income except to the extent that it relates to a business combination or items recognized directly in equity or in other comprehensive loss/income.

Current income taxes are recognized for the estimated income taxes payable or receivable on taxable income or loss for the current year and any adjustment to income taxes payable in respect of previous years. Current income taxes are determined using tax rates and tax laws that have been enacted or substantively enacted by the year-end date.

Deferred tax assets and liabilities are recognised where the carrying amount of an asset or liability in the consolidated statement of financial position differs from its tax base, except for differences arising on:

•	the initial recognition of goodwill;

•	the initial recognition of an asset or liability in a transaction which is not a business combination and at the time of the transaction affects neither accounting or taxable profit; and

•

investments in subsidiaries and jointly controlled entities where the Company is able to control the timing of the reversal of the difference and it is probable that the difference will not reverse in the foreseeable future.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilised.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax liabilities/(assets) are settled/(recovered).

Deferred tax assets and liabilities are offset when the Company has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority on either:

•	the same taxable group company; or

•

different group entities which intend either to settle current tax assets and liabilities on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

h)	Scientific research and development credit

Scientific research and development credits are received on expenditure and are generally deducted in arriving at the carrying amount of the asset purchased. Grants relating to expenditure are recorded in other income when received.

i)	Foreign Currency Translation

The financial statements are presented in Canadian dollars, which is also the functional currency.

At the transaction date, each asset, liability, revenue and expense denominated in a foreign currency is translated into Canadian dollars by the use of the exchange rate in effect at that date. At the year-end date, unsettled monetary assets and liabilities are translated into Canadian dollars by using the exchange rate in effect at the year-end date and the related translation differences are recognized in net income.

Non-monetary assets and liabilities that are measured at historical cost are translated into Canadian dollars by using the exchange rate in effect at the date of the initial transaction and are not subsequently restated. Non-monetary assets and liabilities that are measured at fair value or a re-valued amount are translated into Canadian dollars by using the exchange rate in effect at the date the value is determined and the related translation differences are recognized in net income or other comprehensive loss consistent with where the gain or loss on the underlying non-monetary asset or liability has been recognized.

j)	Share-based Payments

The Company has adopted a stock option plan as described in (Note 9(c)). In addition, certain of the Company’s founders have entered into option agreements with consultants and employees of the Company.

Employees (including senior executives) of the Company receive remuneration in the form of share-based payment transactions, whereby employees render services as consideration for equity instruments (equity- settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is recognized, together with a corresponding increase in contributed surplus in equity, over the period in which the performance and/or service conditions are fulfilled. The cumulative expense recognized for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest. The income statement expense or credit for a period represents the movement in cumulative expense recognized as at the beginning and end of that period and is recognized as stock based compensation expense (Note 9(e)).

No expense is recognized for awards that do not ultimately vest, except for equity-settled transactions where vesting is conditional upon a market or non-vesting condition, which are treated as vesting irrespective of whether or not the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

Where the terms of an equity-settled transaction award are modified, the minimum expense recognized is the expense as if the terms had not been modified, if the original terms of the award are met. An additional expense is recognized for any modification that increases the total fair value of the share-based payment transaction, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled, it is treated as if it vested on the date of cancellation, and any expense not yet recognized for the award is recognized immediately. This includes any award where non-vesting conditions within the control of either the entity or the employee are not met. However, if a new award is substituted for the cancelled award, and designated as a replacement award on the date that it is granted, the cancelled and new awards are treated as if they were a modification of the original award, as described in the previous paragraph. All cancellations of equity- settled transaction awards are treated equally. No expense is recognized for awards that do not ultimately vest.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share.

Cash-settled transactions

The cost of cash-settled transactions is measured initially at fair value at the grant date using a binomial model. This fair value is expensed over the period until the vesting date with recognition of a corresponding liability. The liability is re-measured to fair value at each reporting date up to and including the settlement date, with changes in fair value recognized as employee benefits expense.

k)	Leased assets

Where substantially all of the risks and rewards incidental to ownership of a leased asset have been transferred to the Company (a "finance lease"), the asset is treated as if it had been purchased outright. The amount initially recognised as an asset is the lower of the fair value of the leased property and the present value of the minimum lease payments payable over the term of the lease. The corresponding lease commitment is shown as a liability. Lease payments are analysed between capital and interest. The interest element is charged to the consolidated statement of comprehensive income over the period of the lease and is calculated so that it represents a constant proportion of the lease liability. The capital element reduces the balance owed to the lessor.

Where substantially all of the risks and rewards incidental to ownership are not transferred to the Company (an "operating lease"), the total rentals payable under the lease are charged to the consolidated statement of comprehensive income on a straight-line basis over the lease term. The aggregate benefit of lease incentives is recognized as a reduction of the rental expense over the lease term on a straight-line basis.

l)	Financial Instruments

On January 1, 2018, the Company, adopted on a modified retrospective basis, for the first time, IFRS 9 - Financial Instruments. The nature and effect of these changes are disclosed below.

IFRS 9 - Financial Instruments replaces IAS 39 - Financial Instruments Recognition and Measurement. IFRS 9 introduces new requirements for classifying and measuring financial assets and liabilities.

[i] Financial Assets

IFRS 9 includes a revised model for classifying financial assets, which results in classification according to a financial instrument’s contractual cash flow characteristics and the business models under which they are held. At initial recognition, financial assets are measured at fair value. Under the IFRS 9 model for classification of financial assets the Company has classified and measured its financial assets as described below:

• Cash and cash equivalents are classified as financial assets measured at amortized cost. Previously under IAS 39 these amounts were classified as Loans and Receivables.

• Short-term investments are classified as financial assets measured at amortized cost. Previously under IAS 39 these amounts were classified as Loans and Receivables.

• Trade and other receivables are classified as financial assets at amortized cost. Previously under IAS 39, Trade and other receivables were classified as Loans and Receivables measured at amortized cost.

The adoption of IFRS 9 did not result in a material change in the carrying values of any of the Company’s financial assets on the transition date.

[ii] Financial Liabilities

Financial liabilities are recognized initially at fair value and in the case of financial liabilities not subsequently measured at fair value, net of directly attributable transaction costs. Financial liabilities are derecognized when the obligation specified in the contract is discharged, cancelled, or expired. For financial liabilities, IFRS 9 retains most of the IAS 39 requirements. Therefore, the adoption of IFRS 9 did not impact the

Company’s accounting policies for financial liabilities. Trade and other payables are classified as financial liabilities to be subsequently measured at amortized cost. Put options (see Note 8) are classified as financial liabilities that are measured at their fair value through profit or loss.

m)	Share Capital

Equity instruments are contracts that give a residual interest in the net assets of the Company. Financial instruments issued by the Company are classified as equity only to the extent that they do not meet the definition of a financial liability or financial asset. The Company’s common shares, share options and warrants not denominated in a foreign currency are classified as equity instruments. Incremental costs directly attributable to the issue of new shares, warrants, or options are shown in equity as a deduction, net of tax, from the proceeds.

The Company’s common shares are classified as equity instruments.